Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000098083_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.08%
C000098083_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.70%
C000098083_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.15%
C000098083_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Floating Rate High Income Fund
C000098083_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000098083_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 9,920
C000098083_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,376
C000098083_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,934
C000098083_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,570
C000098083_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 12,104
C000098083_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,148
C000098083_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,295
C000098083_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 13,071
C000098083_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 14,796
C000098083_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,224	$ 16,224	$ 16,224	$ 16,224
C000098083_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar® LSTA® US Performing Loans
C000098083_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000098083_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,188
C000098083_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												10,769
C000098083_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											11,353
C000098083_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,975
C000098083_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									12,334
C000098083_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								12,501
C000098083_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,604
C000098083_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						13,250
C000098083_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,023
C000098083_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,506	16,506	16,506	$ 16,506
C000098083_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index
C000098083_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000098083_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,233
C000098083_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 10,859
C000098083_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,963
C000098083_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,853
C000098083_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 11,946
C000098083_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 12,745
C000098083_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 12,771
C000098083_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 10,865
C000098083_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 11,040
C000098083_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,373	$ 12,373	$ 12,373	$ 12,373
C000098083_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.65%
C000098083_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.03%
C000098083_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.96%
C000098083_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.87%
C000098083_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		6.00%
C000098083_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.14%